Long Term Investments (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Equity method investment, Beinning balance		$ 3,054,090
Additions			2,885,556
Additions through acquisition of Hengpu on December 31, 2019		500,715
Share of profit in equity method investee		153,554	168,534
Equity method investments, Ending balance		3,708,359	3,054,090
Equity Method Investments In Weijia [Member]
Equity method investment, Beinning balance	[1]	3,054,090
Additions	[1]		2,885,556
Additions through acquisition of Hengpu on December 31, 2019	[1]
Share of profit in equity method investee	[1]	153,554	168,534
Equity method investments, Ending balance	[1]	3,207,644	3,054,090
Equity Method Investments In Jinda [Member]
Equity method investment, Beinning balance	[2]
Additions	[2]
Additions through acquisition of Hengpu on December 31, 2019	[2]	500,715
Share of profit in equity method investee	[2]
Equity method investments, Ending balance	[2]	$ 500,715

[1]	On March 10, 2018, The Group entered into a share acquisition agreement (the "Agreement") with the sole shareholder of Xuzhou Weijia Biotechnology Co., Ltd. ("Weijia") to acquire 49% of the equity in Weijia. Pursuant to the Agreement, The Group issued 1,442,778 unregistered Class A common shares (based on an agreed value of $2.00 per share, totalling $2,885,556) as a consideration to the individuals designated by the selling shareholder of Weijia. The Group accounts for its investment in Weijia under the equity method of accounting.
[2]	Henpu, the Group's VIE acquired on December 31, 2019, owns 23.08% of the equity interest in Wenzhou Jinda Holding Co., Ltd ("Jinda"). The Group accounts for its investment in Jinda under the equity method of accounting.